Securities and other financial assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Securities and other financial assets, net
Schedule of all securities and other financial assets

		At fair value
At December 31, 2019		With changes in other comprehensive income (loss)		With	Total securities and
		Recyclable to profit	Non-recyclable to	changes in	other financial
Carrying amount	Amortized cost	and loss	profit and loss	profit or loss	assets, net
Principal	74,547	5,094	1,889	6,492	88,022
Interest receivable	837	48	—	—	885
Reserves	(113)	—	—	—	(113)
	75,271	5,142	1,889	6,492	88,794

		At fair value
At December 31, 2018		With changes in other comprehensive income (loss)		With	Total securities and
		Recyclable to profit	Non-recyclable to	changes in	other financial
Carrying amount	Amortized cost	and loss	profit and loss	profit or loss	assets, net
Principal	85,326	21,798	6,273	8,750	122,147
Interest receivable	1,140	451	—	—	1,591
Reserves	(140)	—	—	—	(140)
	86,326	22,249	6,273	8,750	123,598

Schedule of all securities and other financial assets by contractual maturity

		At fair value
At December 31, 2019		With changes in other comprehemsive
		income
		Recyclabe to	Non-recyclable to	With changes in	Total securities and other
	Amortized cost	profit ans loss	profit and loss	profit or loss	financial assets, net
Due within 1 year	28,295	—	1,889	—	30,184
After 1 year but within 5 years	46,252	5,094	—	—	51,346
After 5 years but within 10 years	—	—	—	—	—
Non maturity	—	—	—	6,492	6,492
Balance - principal	74,547	5,094	1,889	6,492	88,022

		At fair value
At December 31, 2018		With changes in other comprehemsive
		income
		Recyclabe to	Non-recyclable to	With changes	Total securities and other
	Amortized cost	profit ans loss	profit and loss	in profit or loss	financial assets, net
Due within 1 year	28,551	7,743	6,273	—	42,567
After 1 year but within 5 years	56,775	7,898	—	—	64,673
After 5 years but within 10 years	—	6,157	—	—	6,157
Non maturity	—	—	—	8,750	8,750
Balance - principal	85,326	21,798	6,273	8,750	122,147

Schedule of securities pledge to secure repurchase transactions

	December 31, 2019			December 31, 2018
	Amortized			Amortized
	cost	Fair value	Total	cost	Fair value	Total

Securities pledged to secure repurchase transactions	36,843	5,094	41,937	38,618	5,010	43,628
Securities sold under repurchase agreements	(35,647)	(4,883)	(40,530)	(35,114)	(4,653)	(39,767)

Schedule of realized gains or losses on sale of securities

The following table presents the realized gains or losses on sale of securities at fair value through other comprehensive income:

	Year ended December 31
	2019	2018	2017
Realized gain on sale of securities	266	194	766
Realized loss on sale of securities	(80)	—	(517)
Net gain on sale of securities at FVOCI	186	194	249